Land use rights, net (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) - Land Use Rights. $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 8,575
2024	8,575
2025	8,575
2026	8,575
2027	$ 8,575